Note 36 - Related Party Transactions - Compensation Expense of Key Management Personnel (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation Expense of Key Management Personnel [Abstract]
Short-term employee benefits	€ 30	€ 32	€ 41
Post-employment benefits	7	6	10
Other long-term benefits	2	6	2
Termination benefits	0	34	32
Share-based payment	8	21	2
Total	€ 47	€ 99	€ 87